Debt Instruments Eligible to Compose Capital	12 Months Ended
Dec. 31, 2018
Debt Instruments Eligible to Compose Capital [Abstract]
Debt Instruments Eligible to Compose Capital

20.  Debt Instruments Eligible to Compose Capital

Details of the balance of "Debt Instruments Eligible to Compose Capital" for the issuance of such instruments to compose the Tier I and Tier II of regulatory capital due to the Regulatory Capital Optimization Plan (Note 28.e), are as follows:

					2018	2017	2016
	Issuance	Maturity	Issuance Value	Interest Rate (p.a.) (3)
Tier I (1) (5)	jan-14	no maturity (perpetual)	R$3,000	7.375%	-	4,187,531	4,125,557
Tier II (2) (5)	jan-14	jan-24	R$3,000	6.000%	-	4,249,370	4,186,361
Tier I (4)	nov-18	no maturity (perpetual)	US$1,250	7.250%	4,893,668	-	-
Tier II (4)	nov-18	nov-28	US$1,250	6.125%	4,886,276	-	-
Total					9,779,944	8,436,901	8,311,918

(1)   Notes repurchased in 2019; As authorized by Bacen on December 17, 2018, as of the date of their issuance, Level I and II of RC must be excluded.

(2)   Notes repurchased in 2019; As authorized by Bacen on December 17, 2018, as of the date of their issuance, Level I and II of RC must be excluded.

(3)   The debts of January 2014 were made by Banco Santander in Brazil, therefore, as Income Tax at source assumed by the issuer, in the form of a corresponding exchange rate, is 8.676% and 7.059% for the instruments Level I and Level II, respectively. The emissions generated from November 2018 were made through the Cayman Agency and, consequently, there is no incidence of Income Tax at Source.

(4)   Interest paid semiannually, as of May 8, 2019.

(5)   On December 18, 2018, the Central Bank of Brazil issued the approval for the repurchase of the notes issued on January 29, 2014, this approval led to the reclassification of these instruments from the Debt Instruments Eligible to Compose Capital to Subordinated Debt (Note 19).

Changes in the balance of "Debt Instruments Eligible to Compose Capital" in twelve-months period ended December 31, 2018, 2017 and 2016 were as follows

	2018	2017	2016
Balance at beginning of the year	8,436,901	8,311,918	9,959,037
Emission of interest - Tier I	4,673,875	-	-
Emission of interest - Tier II	4,673,875	-	-
Interest payment Tier I (1)	331,677	273,123	276,587
Interest payment Tier II (1)	272,539	222,065	225,161
Exchange differences / Others	1,960,467	252,941	(1,447,196)
Payments of interest - Tier I	(381,008)	(344,867)	(379,039)
Payments of interest - Tier II	(302,775)	(278,279)	(322,632)
Transfers	(9,885,607)	-	-
Balance at end of the year	9,779,944	8,436,901	8,311,918

 (1) The remuneration of interest relating to the Debt Instruments Eligible to Compose Capital Tier I and II was recorded against income for the period as "Interest expense and similar charges" (Note 33).

On November 5, 2018, the Board of Directors approved the issuance of the equity instruments, which was held on November 8, 2018. Such issuance was in the form of Notes issued in US dollars, US$2.5 billion, for payment in Tier I and Tier II of Reference Equity. The offer of these notes was made outside Brazil and the United States of America, for non-US Persons, based on Regulation S under the Securities Act, and was fully paid in by Santander España, controlling shareholder of Banco Santander Brasil. On the same date, the Board of Directors approved the redemption of the Tier I and Tier II notes issued on January 29, 2014, in the total amount of U$2.5 billion (Note 26.e).

The specific characteristics of Notes issued to make up Tier I are: (a) Principal: US$1.250 billion (b) Interest Rate: 7.25% p.a; (c) no maturity (perpetual); (d) Periodicity of payment of interest: semiannually from May 8, 2019.

The specific characteristics of Notes issued to make up Tier II are: (a) Principal: US$1.250 billion; (b) Interest Rate: 6.125% p.a.; (c) Maturity Term: on November 8, 2028; and (d) Periodicity of payment of interest: semiannually, as of May 8, 2019.

Notes have the following common characteristics:

(a) Unit value of at least US$150 thousand and in integral multiples of US$1 thousand in excess of such minimum value;

(b) The Notes may be repurchased or redeemed by Banco Santander after the fifth anniversary as of the date of issue of the Notes, at the sole discretion of the Bank or as a result of changes in the tax legislation applicable to the Notes; or at any time, due to the occurrence of certain regulatory events.

On December 18, 2018, the Bank issued approval for the Notes to comprise Tier I and Tier II of Banco Santander's Reference Equity as of such date, as well as the repurchase of the notes issued on January 29, 2014. As a result, the balance relating to the notes issued on January 29, 2014 were reclassified from Debt Instruments Eligible to Compose Capital to Subordinated Debts (Note 19).